Unaudited Quarterly Operating Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited Quarterly Operating Results [Abstract]
Revenues	$ 2,425.8	$ 2,218.3	$ 2,053.7	$ 1,804.3	$ 2,030.7	$ 1,685.9	$ 1,741.1	$ 1,501.3	$ 8,502.1	$ 6,959.0	$ 6,134.8
Revenues less cost of sales (exclusive of depreciation and amortization)	699.0	650.1	604.8	523.9	600.2	549.3	527.7	443.4
Other costs (credits)	21.7	3.4	9.9	(1.5)	114.2	34.2	20.1	8.9	33.5	177.4	47.2
Net income	$ 218.3	$ 223.6	$ 174.6	$ 134.0	$ 99.9	$ 164.5	$ 148.0	$ 109.5	$ 750.5	$ 521.9	$ 562.9
Earnings per share [Abstract]
Basic (in dollars per share)	$ 0.88	$ 0.91	$ 0.71	$ 0.54	$ 0.41	$ 0.67	$ 0.60	$ 0.45	$ 3.05	$ 2.13	$ 2.32
Diluted (in dollars per share)	$ 0.88	$ 0.90	$ 0.70	$ 0.54	$ 0.40	$ 0.67	$ 0.59	$ 0.43	$ 3.02	$ 2.09	$ 2.27